Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Ivy Funds and Shareholders of Macquarie Core Equity Fund, Macquarie Large Cap Growth Fund, Macquarie Mid Cap Growth Fund, Macquarie Mid Cap Income Opportunities Fund, Macquarie Small Cap Growth Fund, Macquarie Smid Cap Core Fund, Macquarie Global Bond Fund, Macquarie High Income Fund, Macquarie Global Growth Fund, Macquarie International Core Equity Fund, Macquarie Systematic Emerging Markets Equity Fund, Macquarie Climate Solutions Fund, Macquarie Natural Resources Fund, Macquarie Science and Technology Fund, Macquarie Real Estate Securities Fund, Macquarie Asset Strategy Fund and Macquarie Balanced Fund

In planning and performing our audits of the financial statements of the funds listed in Appendix A, (seventeen of the funds constituting Ivy Funds, hereafter collectively referred to as the “Funds”) as of and for the year ended March 31, 2025 (collectively referred to as the “financial statements”), in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of Ivy Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 30, 2025

Appendix A

Ivy Funds

Macquarie Core Equity Fund
Macquarie Large Cap Growth Fund
Macquarie Mid Cap Growth Fund
Macquarie Mid Cap Income Opportunities Fund
Macquarie Small Cap Growth Fund
Macquarie Smid Cap Core Fund
Macquarie Global Bond Fund
Macquarie High Income Fund
Macquarie Global Growth Fund
Macquarie International Core Equity Fund
Macquarie Systematic Emerging Markets Equity Fund (1)
Macquarie Climate Solutions Fund
Macquarie Natural Resources Fund
Macquarie Science and Technology Fund
Macquarie Real Estate Securities Fund
Macquarie Asset Strategy Fund (2)
Macquarie Balanced Fund

(1)Statement of assets and liabilities, including the schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights

(2)Consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights

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